Assets and Liabilities Held for Sale and Discontinued Operations - Results of Disposed Entity (Details) - CoolCo - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 151,675	$ 125,273
Adjusted EBITDA	109,437	79,019
Net income	$ 63,171	$ 29,220